Income Tax - Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Deferred revenue	¥ 1,153
Accrued payroll and expenses	1,932
Advertising expenses in excess of deduction limit	33,980
Total deferred tax assets	37,065
Less: Valuation allowance	(33,980)	¥ (123,938)
Total deferred tax assets, net	¥ 3,085
Predecessor
Deferred tax assets
Accrued payroll and expenses		1,478
Allowances of doubtful accounts		196
Net operating loss carryforwards		12,942
Advertising expenses in excess of deduction limit		109,322
Total deferred tax assets		123,938
Less: Valuation allowance		¥ (123,938)	¥ (79,869)